Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	€ 9,609.4	€ 7,571.6	€ 7,839.0
Other comprehensive income:
Proportionate share of OCI from equity method investments	14.1	(12.1)	0.2
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation	(257.8)	91.9	(68.3)
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	(88.4)	38.2	(15.8)
Transfers to net income from derivative financial instruments	13.8	(8.9)	0.6
Other comprehensive income, net of taxes	(318.3)	109.1	(83.3)
Total comprehensive income, net of taxes	9,291.1	7,680.7	7,755.7
Total comprehensive income	€ 9,291.1	€ 7,680.7	€ 7,755.7